UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2012
                                                ------------------------------

Check here if Amendment [ ]; Amendment Number:
                                                  ---------------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ]  adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:      Causeway Capital Management LLC
         -------------------------------------------
Address:   11111 Santa Monica Blvd
         -------------------------------------------
           15th Floor
         -------------------------------------------
           Los Angeles, CA 90025
         -------------------------------------------

Form 13F File Number:  28- 11728
                          --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nicolas Chang
         -------------------------------------------
Title:     Compliance Manager
         -------------------------------------------
Phone:     310-231-6148
         -------------------------------------------

Signature, Place, and Date of Signing:

/s/ Nicolas Chang          Los Angeles, CA              August 14, 2012
------------------------   -------------------------    -----------------------
    [Signature]             [City, State]                  [Date]


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0
                                         -------------------------------

Form 13F Information Table Entry Total:    68
                                         -------------------------------

Form 13F Information Table Value Total:    $466,788
                                         -------------------------------
                                                 (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

                                              FORM 13-F INFORMATION TABLE


      COLUMN 1        COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5    COLUMN 6     COLUMN 7                  COLUMN 8
      --------        --------    --------   --------         --------    --------     --------                  --------
                                                                                                            VOTING AUTHORITY
                                              VALUE   SHRS OR   SH/ PUT/ INVESTMENT     OTHER
                                              -----   -------   --- ---- ----------     -----
  NAME OF ISSUER    TITLE OF CLASS  CUSIP    (X$1000) PRN AMT   PRN CALL DISCRETION    MANAGERS       SOLE        SHARED      NONE
  --------------    --------------  -----    -------- -------   --- ---- ----------    --------       ----        ------      ----
AIR PRODS & CHEMS
INC                     COM       009158106  10,898   137,766  SH          SOLE         NO          20,366          0       117,400

ALTRIA GROUP INC        COM       02209S103   8,139   240,900  SH          SOLE         NO          16,100          0       224,800

ANADARKO PETE
CORP                    COM       032511107   9,830   151,500  SH          SOLE         NO          24,100          0       127,400

APOLLO GROUP INC        CL A      037604105  11,327   319,537  SH          SOLE         NO          43,237          0       276,300

BABCOCK & WILCOX
CO NEW                  COM       05615F102  12,670   527,399  SH          SOLE         NO          92,360          0       435,039

BARD C R INC            COM       067383109  13,829   130,500  SH          SOLE         NO          55,300          0       75,200

BOEING CO               COM       097023105  9,657    132,700  SH          SOLE         NO          18,400          0       114,300

DEVRY INC DEL           COM       251893103  8,237    271,303  SH          SOLE         NO          45,903          0       225,400

DISNEY WALT CO       COM DISNEY   254687106  10,499   220,800  SH          SOLE         NO          38,800          0       182,000

JOHNSON &
JOHNSON                 COM       478160104  13,694   207,250  SH          SOLE         NO          15,150          0       192,100

MICROSOFT CORP          COM       594918104  16,534   551,657  SH          SOLE         NO          83,457          0       468,200

MOLINA
HEALTHCARE INC          COM       60855R100  7,664    333,500  SH          SOLE         NO          46,500          0       287,000

NASDAQ OMX
GROUP INC               COM       631103108  10,162   457,100  SH          SOLE         NO          80,600          0       376,500

ORACLE CORP             COM       68389X105  14,535   499,500  SH          SOLE         NO          71,600          0       427,900

PROGRESSIVE CORP
OHIO                    COM       743315103  7,535    369,400  SH          SOLE         NO          55,100          0       314,300

TOTAL SYS SVCS
INC                     COM       891906109  10,141   432,700  SH          SOLE         NO          58,200          0       374,500

UNITEDHEALTH
GROUP INC               COM       91324P102  21,284   369,734  SH          SOLE         NO          121,834         0       247,900


                                                                3

      COLUMN 1        COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5    COLUMN 6     COLUMN 7                  COLUMN 8
      --------        --------    --------   --------         --------    --------     --------                  --------
                                                                                                            VOTING AUTHORITY
                                              VALUE   SHRS OR   SH/ PUT/ INVESTMENT     OTHER
                                              -----   -------   --- ---- ----------     -----
  NAME OF ISSUER    TITLE OF CLASS  CUSIP    (X$1000) PRN AMT   PRN CALL DISCRETION    MANAGERS       SOLE        SHARED      NONE
  --------------    --------------  -----    -------- -------   --- ---- ----------    --------       ----        ------      ----
VEECO INSTRS INC
DEL                     COM       922417100  2,982     88,701  SH          SOLE         NO          10,839          0       77,862

WELLS FARGO & CO
NEW                     COM       949746101  11,713   357,600  SH          SOLE         NO          48,900          0       308,700

WESTERN UN CO           COM       959802109  16,637  1,008,365 SH          SOLE         NO          149,665         0       858,700

WHIRLPOOL CORP          COM       963320106  7,575    126,400  SH          SOLE         NO          19,100          0       107,300

AVIVA PLC               ADR       05382A104   776      92,480  SH          SOLE         NO          92,480          0          0

                     SPONSORED
AXA                     ADR       054536107   906      71,259  SH          SOLE         NO          71,259          0          0

BANCO SANTANDER
SA                      ADR       05964H105   465      73,765  SH          SOLE         NO          73,765          0          0

BARCLAYS PLC            ADR       06738E204   786      73,931  SH          SOLE         NO          73,931          0          0

                     SPONSORED
BP PLC                  ADR       055622104   662      16,843  SH          SOLE         NO          16,843          0          0

BRITISH AMERN TOB    SPONSORED
PLC                     ADR       110448107  2,149     21,306  SH          SOLE         NO          21,306          0          0

HONDA MOTOR LTD      AMERN SHS    438128308  1,398     41,318  SH          SOLE         NO          41,318          0          0

HSBC HOLDINGS         SPON ADR
PLC                     NEW       404280406  1,185     27,017  SH          SOLE         NO          27,017          0          0

                     SPONSORED
NOVARTIS A G            ADR       66987V109  1,749     31,599  SH          SOLE         NO          31,599          0          0

                      SPONS ADR
REED ELSEVIER N V       NEW       758204200  2,001     89,447  SH          SOLE         NO          89,447          0          0

                     SPONSORED
RIO TINTO PLC           ADR       767204100   905      19,505  SH          SOLE         NO          19,505          0          0

                     SPONSORED
RYANAIR HLDGS PLC       ADR       783513104 128,090  4,213,797 SH          SOLE         NO         2,998,518        0      1,215,279

                     SPONSORED
SANOFI                  ADR       80105N105  1,923     52,239  SH          SOLE         NO          52,239          0          0

SAP AG                SPON ADR    803054204   871      15,155  SH          SOLE         NO          15,155          0          0


                                                                4

      COLUMN 1        COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5    COLUMN 6     COLUMN 7                  COLUMN 8
      --------        --------    --------   --------         --------    --------     --------                  --------
                                                                                                            VOTING AUTHORITY
                                              VALUE   SHRS OR   SH/ PUT/ INVESTMENT     OTHER
                                              -----   -------   --- ---- ----------     -----
  NAME OF ISSUER    TITLE OF CLASS  CUSIP    (X$1000) PRN AMT   PRN CALL DISCRETION    MANAGERS       SOLE        SHARED      NONE
  --------------    --------------  -----    -------- -------   --- ---- ----------    --------       ----        ------      ----
                     SPONSORED
SIEMENS A G             ADR       826197501  1,278     15,786  SH          SOLE         NO          15,786          0          0

TOYOTA MOTOR          SP ADR
CORP                  REP2COM     892331307  1,684     21,314  SH          SOLE         NO          21,314          0          0

UBS AG                SHS NEW     H89231338   875      76,782  SH          SOLE         NO          76,782          0          0

VODAFONE GROUP        SPON ADR
PLC NEW                 NEW       92857W209   979      34,727  SH          SOLE         NO          34,727          0          0

ADVANCED
SEMICONDUCTOR        SPONSORED
ENGR                    ADR       00756M404   160      39,387  SH          SOLE         NO             0            0       39,387

AMERICA MOVIL SAB    SPON ADR L
DE CV                   SHS       02364W105   693      26,600  SH          SOLE         NO          26,600          0          0

AU OPTRONICS         SPONSORED
CORP                    ADR       002255107   338      84,112  SH          SOLE         NO             0            0       84,112

CHINA MOBILE         SPONSORED
LIMITED                 ADR       16941M109  12,728   232,819  SH          SOLE         NO          140,800         0       92,019

CHINA PETE & CHEM    SPON ADR H
CORP                    SHS       16941R108  7,232     81,085  SH          SOLE         NO          53,900          0       27,185

CHINA YUCHAI INTL
LTD                     COM       G21082105  1,524    111,469  SH          SOLE         NO          68,700          0       42,769

CHUNGHWA             SPON ADR
TELECOM CO LTD         NEW11      17133Q502   233      7,423   SH          SOLE         NO             0            0        7,423

                     SPONSORED
CNOOC LTD               ADR       126132109  2,129     10,673  SH          SOLE         NO           7,914          0        2,759

COMPANHIA DE         SPONSORED
BEBIDAS DAS AME         ADR       20441W203  1,158     30,200  SH          SOLE         NO          17,900          0       12,300

COMPANHIA DE         SPONSORED
SANEAMENTO BASI         ADR       20441A102  6,887     90,787  SH          SOLE         NO          54,100          0       36,687

DR REDDYS LABS
LTD                     ADR       256135203  1,002     33,916  SH          SOLE         NO          29,385          0        4,531


                                                                5

      COLUMN 1        COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5    COLUMN 6     COLUMN 7                  COLUMN 8
      --------        --------    --------   --------         --------    --------     --------                  --------
                                                                                                            VOTING AUTHORITY
                                              VALUE   SHRS OR   SH/ PUT/ INVESTMENT     OTHER
                                              -----   -------   --- ---- ----------     -----
  NAME OF ISSUER    TITLE OF CLASS  CUSIP    (X$1000) PRN AMT   PRN CALL DISCRETION    MANAGERS       SOLE        SHARED      NONE
  --------------    --------------  -----    -------- -------   --- ---- ----------    --------       ----        ------      ----
FOMENTO
ECONOMICO            SPON ADR
MEXICANO S             UNITS      344419106  3,951     44,267  SH          SOLE         NO          30,800          0       13,467

GIANT INTERACTIVE
GROUP INC               ADR       374511103   304      62,900  SH          SOLE         NO          62,900          0          0

                     ADR REPS 3
HDFC BANK LTD           SHS       40415F101   147      4,516   SH          SOLE         NO             0            0        4,516

                     SPONSORED
INFOSYS LTD             ADR       456788108    94      2,095   SH          SOLE         NO             0            0        2,095

ITAU UNIBANCO
BANCO MULTIPL        SPONS ADR    465562106    89      6,418   SH          SOLE         NO             0            0        6,418

                     SPONSORED
KT CORP                 ADR       48268K101  4,495    341,019  SH          SOLE         NO          220,200         0       120,819

PETROCHINA CO        SPONSORED
LTD                     ADR       71646E100  2,584     20,007  SH          SOLE         NO          12,300          0        7,707

PETROLEO
BRASILEIRO SA        SP ADR NON
PETRO                   VTG       71654V101  2,242    123,616  SH          SOLE         NO          57,600          0       66,016

SILICONWARE          SPONSD ADR
PRECISION INDS L        SPL       827084864   381      73,469  SH          SOLE         NO             0            0       73,469

                     SPONSORED
SK TELECOM LTD          ADR       78440P108  4,022    332,374  SH          SOLE         NO          209,800         0       122,574

STERLITE INDS INDIA
LTD                     ADS       859737207  1,366    705,150  SH          SOLE         NO          258,307         0       446,843

TAIWAN
SEMICONDUCTOR        SPONSORED
MFG LTD                 ADR       874039100  5,426    388,693  SH          SOLE         NO          243,502         0       145,191

                     SPONSORED
TATA MTRS LTD           ADR       876568502  4,996   1,095,288 SH          SOLE         NO          591,333         0       503,955

UNITED
MICROELECTRONICS     SPON ADR
CORP                    NEW       910873405  3,730   1,718,949 SH          SOLE         NO         1,065,200        0       653,749


                                                                6
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

      COLUMN 1        COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5    COLUMN 6     COLUMN 7                  COLUMN 8
      --------        --------    --------   --------         --------    --------     --------                  --------
                                                                                                            VOTING AUTHORITY
                                              VALUE   SHRS OR   SH/ PUT/ INVESTMENT     OTHER
                                              -----   -------   --- ---- ----------     -----
  NAME OF ISSUER    TITLE OF CLASS  CUSIP    (X$1000) PRN AMT   PRN CALL DISCRETION    MANAGERS       SOLE        SHARED      NONE
  --------------    --------------  -----    -------- -------   --- ---- ----------    --------       ----        ------      ----
VALE S A                ADR       91912E105  1,663     83,800  SH          SOLE         NO          83,800          0          0

                    ADR REPSTG
VALE S A                PFD       91912E204  6,318    323,840  SH          SOLE         NO          162,900         0       160,940

WISDOMTREE          INDIA ERNGS
TRUST                   FD        97717W422  6,429    373,100  SH          SOLE         NO          373,100         0          0

YANZHOU COAL        SPON ADR H
MNG CO LTD              SHS       984846105   246      16,100  SH          SOLE         NO             0            0       16,100


                                                                7
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